leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in Operating revenues - service	$ 12	$ 5	$ 16	$ 9
Other sublet revenue included in Other income	2	2	3	3
Lease payments	$ 218	$ 193	$ 451	$ 413